Supplemental Cash Flows	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flows

Note 20 – Supplemental Cash Flows

The following table provides detail of non-cash activity and cash flow information:

	Year ended December 31,
(in thousands USD)	2021	2020
Supplemental disclosure of non-cash investing activities & cash flow information
Assumption of merger warrants liability	$15,123	$—
Contingent consideration forgiven upon disposition of business	—	1,413
Right-of-use assets obtained in exchange for operating lease liabilities	1,573	572
Forgiveness of loans	1,306	142
Cash paid during the year for interest	7,864	10,289
Cash paid during the year for income tax	2,025	2,532
Fees due to creditor	6,900	—
Convertible notes exchanged for Class A common stock	4,700	—